Tangible assets - Property and Equipment Breakdown (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 646,547,368	$ 649,407,209
Real estate
Property and Equipment Breakdown [Line Items]
Property and Equipment	436,423,792	484,540,109
Furniture and facilities
Property and Equipment Breakdown [Line Items]
Property and Equipment	82,711,872	83,491,519
Right of use – Real Estate
Property and Equipment Breakdown [Line Items]
Property and Equipment	57,029,285	53,004,486
Machinery and equipment
Property and Equipment Breakdown [Line Items]
Property and Equipment	48,444,939	17,173,215
Works in progress
Property and Equipment Breakdown [Line Items]
Property and Equipment	19,862,736	8,884,230
Automobiles
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 2,074,744	$ 2,313,650